Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net income	SFr 242.3	SFr 79.6	SFr 57.7
Adjustments for:
Share-based compensation	57.5	27.3	38.3
Employee benefit expenses	5.2	(7.5)	4.8
Depreciation and amortization	104.6	64.9	46.4
Loss on disposal of assets	0.7	0.6	0.9
Interest income and expenses	(7.2)	(4.5)	(0.8)
Net exchange differences	(70.9)	102.9	(8.3)
Income taxes	37.4	(10.5)	20.2
Change in working capital	46.1	(101.2)	(285.8)
Trade receivables	(30.1)	(46.9)	(78.6)
Inventories	(27.8)	(10.0)	(273.0)
Trade payables	104.0	(44.3)	65.8
Change in other current assets / liabilities	95.7	93.4	(67.6)
Change in provisions	18.0	4.8	(7.4)
Interest received	22.5	11.0	5.6
Income taxes paid	(41.2)	(28.6)	(31.0)
Cash inflow / (outflow) from operating activities	510.6	232.1	(227.0)
Purchase of property, plant and equipment	(60.5)	(42.8)	(60.3)
Proceeds from disposal of tangible assets	0.1	0.0	0.0
Purchase of intangible assets	(4.5)	(4.4)	(22.7)
Cash (outflow) from investing activities	(64.9)	(47.1)	(82.9)
Payments of lease liabilities	(51.3)	(25.5)	(15.4)
Proceeds from issuance of shares	0.2	0.0	0.0
Proceeds on sale of treasury shares related to share-based compensation	10.9	10.1	26.4
Interest paid	(15.3)	(6.5)	(4.7)
Cash inflow / (outflow) from financing activities	(55.4)	(21.8)	6.3
Change in net cash and cash equivalents	390.4	163.2	(303.6)
Net cash and cash equivalents as of January 1	494.6	371.0	653.1
Net impact of foreign exchange rate differences	39.4	(39.6)	21.5
Net cash and cash equivalents at December 31	SFr 924.3	SFr 494.6	SFr 371.0